15. Finance leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinanceLeasesLineItems [Line Items]
Finance lease receivables	R$ 208,049	R$ 205,331
Current portion	(22,491)	(19,773)
Non-current portion	185,558	185,558
LT Amazonas [Member]
FinanceLeasesLineItems [Line Items]
Finance lease receivables	R$ 208,049	R$ 205,331